Pensions - Amounts in the Financial statements (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pensions
Fund assets at fair value	£ 37,111	£ 37,598	£ 57,787	£ 57,249	£ 51,925
Present value of fund liabilities	(29,592)	(27,601)	(46,808)	(48,864)	(44,115)
Net surplus	7,519	9,997	10,979	£ 8,385	£ 7,810
Net assets of schemes in surplus	201	318
Net liabilities of schemes in deficit	(99)	(98)
Retirement benefit liability	(102)	(220)	(488)
Asset ceiling/minimum funding
Pensions
Retirement benefit liability	£ 7,417	£ 9,777	£ 10,491